SCHEDULE OF SERIES B PREFERRED STOCK (Details) - Series B Preferred Stock [Member]	3 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Maximum Amount	$ 6,899,967	$ 6,899,967
Balance
Issuance of 422,200 Series B Preferred Stock due to Offering	1,568,895	1,568,895
Accretion of Series B issuances	3,955,916
Issuance of 5,000 Series B Preferred Stock	1,307,696
Accretion of Series B issuances	1,378
Issuance of 100,592 Series B Preferred Stock	65,000
Accretion of Series B issuances	1,082
Balance	$ 6,899,967	$ 6,899,967